RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	$ 12,762
Cash-flows:
Interest paid for senior secured term loan	0	$ 5,946	$ 7,314
Interest paid for convertible note	300	300	300
Interest paid on exchangeable notes	(8)	(8)	(8)
Repayment of leases	(3,187)	(2,503)	(2,318)
Non-cash:
Non-cash loan modification gain	1,706	3,567	0
Extinguishment of old term loan	0	0	(10,050)
Recognition of new term loan	15,000	30,176	5,000
Balance	13,428	12,762
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	91,474	55,387
Cash-flows:
Loan drawdown under old term loan	10,000	30,500
Loan origination costs paid	(339)	(324)
Interest paid for senior secured term loan		(6,253)
Interest paid for convertible note	(300)	(300)
Interest paid on exchangeable notes	(8)	(8)
Repayment of leases	0	0
Loan drawdown under new term loan	5,000
Non-cash:
Interest charged	308	6,561
Conversion options on the date of new loan	1,625
Derivative financial asset at date of issue		28
Remeasurement of ROU assets		0
Additions (related to Right of Use assets)	0	0
Exchange adjustment	0	0
Accretion interest	3,575	3,214
Fair value of derivative liability - warrants	(285)	66
Fair value of additional derivative liability - warrants	464	1,066
Fair value of conversion - warrants	(142)
Interest capitalised on outstanding loans and balances	11,456
Payment-in-kind (PIK) Interest		3,291
Fair value movement on contingent liability	(1,871)	1,813
Non-cash loan modification gain	(1,706)	(3,567)
Extinguishment of old term loan	(93,323)
Recognition of new term loan	101,947
Balance	127,875	91,474	55,387
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	12,762	12,566
Cash-flows:
Loan drawdown under old term loan	0	0
Loan origination costs paid	0	0
Interest paid for senior secured term loan		0
Interest paid for convertible note	0	0
Interest paid on exchangeable notes	0	0
Repayment of leases	(3,187)	(2,503)
Loan drawdown under new term loan	0
Non-cash:
Interest charged	0	0
Conversion options on the date of new loan	0
Derivative financial asset at date of issue		0
Remeasurement of ROU assets		1,764
Additions (related to Right of Use assets)	2,110	855
Exchange adjustment	1,099	(512)
Accretion interest	644	592
Fair value of derivative liability - warrants	0	0
Fair value of additional derivative liability - warrants	0	0
Interest capitalised on outstanding loans and balances	0
Payment-in-kind (PIK) Interest		0
Fair value movement on contingent liability	0	0
Non-cash loan modification gain	0	0
Extinguishment of old term loan	0
Recognition of new term loan	0
Balance	$ 13,428	$ 12,762	$ 12,566